Property and Equipment (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation and amortization expenses
Total depreciation and amortization	$ 279,438,000	$ 234,138,000	$ 476,733,000	$ 462,264,000	$ 904,955,000	$ 983,360,000	$ 939,714,000
Equipment leased to customers
Depreciation and amortization expenses
Total depreciation and amortization	163,474,000	189,030,000	315,917,000	372,017,000	725,904,000	822,442,000	799,169,000
Satellites
Property and equipment
Number of satellites utilized in geostationary orbit approximately 22,300 miles above the equator					13
Owned Satellites					6
Number of satellites utilized under operating lease					5
Number of satellites utilized under capital lease					2
Depreciation and amortization expenses
Total depreciation and amortization					128,352,000	110,510,000	86,430,000
Buildings, furniture, fixtures, equipment and other
Depreciation and amortization expenses
Total depreciation and amortization	16,101,000	13,021,000	28,867,000	26,069,000	50,699,000	50,408,000	54,115,000
EchoStar I
Property and equipment
Original Useful Life (in years)			P12Y		P12Y
EchoStar VII
Property and equipment
Original Useful Life (in years)					P12Y
EchoStar X
Property and equipment
Original Useful Life (in years)					P12Y
EchoStar XI
Property and equipment
Original Useful Life (in years)			P12Y		P12Y
EchoStar XIV
Property and equipment
Original Useful Life (in years)			P15Y		P15Y
EchoStar XV
Property and equipment
Original Useful Life (in years)					P15Y
EchoStar VI
Property and equipment
Original Useful Life (in years)					P12Y
EchoStar VIII
Property and equipment
Original Useful Life (in years)					P12Y
Number of DBS transponders, option one					32
Watts per channel, option one					120
Number of DBS transponders available, option two					16
Watts per channel, option two					240
EchoStar IX
Property and equipment
Original Useful Life (in years)					P12Y
EchoStar XII
Property and equipment
Original Useful Life (in years)					P10Y
Nimiq 5
Property and equipment
Original Useful Life (in years)					P10Y
Lease Term					10
Anik F3
Property and equipment
Original Useful Life (in years)					P15Y
Lease Term					15
Ciel II
Property and equipment
Original Useful Life (in years)					P10Y
Lease Term					10
EchoStar XVI
Property and equipment
Original Useful Life (in years)					P10Y
Lease Term					10
QuetzSat-1
Property and equipment
Number of DBS transponders, option one					24
148 degree orbital location
Property and equipment
Write down in value license agreement if FCC decides to revoke license			68,000,000		68,000,000
Depreciation and amortization expenses
Total depreciation and amortization	$ 67,776,000		$ 67,776,000